Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Parenthetical) (Details)		1 Months Ended				12 Months Ended
	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 JPY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 JPY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)
Noncontrolling Interest
Adjustment to additional paid in capital						¥ 14,992,166
Chengdu Shuangsi
Noncontrolling Interest
Increase in noncontrolling interest, ownership percentage					15.00%
Business acquisition, consideration					¥ 4,500,000
DouYu Japan
Noncontrolling Interest
Business acquisition, consideration	¥ 105,129,847	¥ 1,610,800,000	¥ 272,248,433	¥ 4,189,200,000		397,078,638	¥ 7,499,997,600
Adjustment to additional paid in capital						¥ 14,992,166
DouYu Japan | Maximum
Noncontrolling Interest
Increase in noncontrolling interest, ownership percentage		28.90%				28.90%	28.90%
DouYu Japan | Minimum
Noncontrolling Interest
Increase in noncontrolling interest, ownership percentage		14.90%				22.40%	22.40%